Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2017
Stock Option Plans and Warrants to Purchase Common Stock [Abstract]
Stock Option Plans and Warrants to Purchase Common Stock

Note 9. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 2005 Equity Incentive Plan was replaced by the 2015 Equity Incentive Plan (“2015 Plan”), which was approved in June 2015. As of December 31, 2017, a maximum of 600,000 shares are available for grants under the 2015 Plan, and are divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,

2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,

3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and

4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Equity Incentive Plan (“2005 Plan”) also was divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be issued common stock or granted options to purchase shares of common stock,

2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,

3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and

4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

The 2005 Plan expired in 2015 and thus no securities remain available for future issuance under that plan.

The table below accounts only for transactions occurring as part of the 2015 Plan.

Shares available for grant at January 1, 2017	185,769
Increase in shares available for grant	300,000
Options granted	(476,100)
Options forfeited	4,300
Shares available for grant at December 31, 2017	13,969

The total option activity for the 2005 Plan and the 2015 Plan for the years ended December 31, 2017 and 2016 was as follows:

	Options	Weighted Average Options Exercise Price

Balance outstanding at December 31, 2015	276,861	$21.30
Granted	66,875	5.30
Increase post reverse stock split	1,851	17.07
Exercised	-	-
Forfeited	(14,982)	48.52
Balance outstanding at December 31, 2016	330,605	$17.07
Granted	476,100	2.24
Exercised	-	-
Forfeited	(21,050)	51.62
Balance outstanding at December 31, 2017	785,655	$7.15

As of December 31, 2017, there were 439,963 options exercisable with a weighted average exercise price of $10.77 and a weighted average remaining contractual term of 7.06 years. As of December 31, 2017, there were 785,655 options outstanding with a weighted average remaining term of 8.18 years.

The Company awarded 476,100 and 66,875 stock options during the years ended December 31, 2017 and 2016, respectively, which had a weighted average grant date fair value per share of $1.54 and $3.90, respectively. The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2017 was:

Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$2.01-$19.50	8.60	705,274	359,582
$20.00-$41.00	5.28	59,581	59,581
$46.40-$62.00	2.44	20,800	20,800
Total	8.18	785,655	439,963

The Company’s share-based compensation expense for the years ended December 31, 2017 and 2016 was recognized as follows:

Share-based compensation	2017	2016
Research and development	$213,944	$230,573
General and administrative	275,843	344,404
Total	$489,787	$574,977

At December 31, 2017, the total compensation cost for stock options not yet recognized was approximately $512,766 and will be expensed over the next three years.

Warrants to Purchase Common Stock

As described in Note 6. Warrant Liability, during November 2016, the Company entered into amendments with the holders of the price protected warrants issued in the June 2013 registered public offering eliminating the “down round” provision and permitting those warrants to be exercised on a “cashless exercise” basis. Of the 303,694 shares of common stock that remained issuable on the date of the amendments upon the exercise of such warrants, warrants to purchase a total of 42,444 shares were exercised on a cashless basis on November 9, 2016. The fair value of the warrant liability of $892,860 related to the remaining 261,250 warrants outstanding after the amendment and exercises was reclassified to equity as the amended terms of the warrants qualified them to be accounted for as equity instruments.

On December 16, 2016, 1,670,000 shares of our common stock and warrants to purchase 2,087,500 shares of the Company’s common stock at a combined offering price of $3.16 were issued in a registered public offering. In addition, the underwriters partially exercised the over-allotment to purchase an additional 282,505 warrants. Commencing on the date of issuance, holders of the warrants may exercise their right to acquire the common stock and pay an exercise price of $3.95 per share, prior to five years from the date of issuance, after which date any unexercised warrants will expire and have no further value. The warrants are traded on the Nasdaq Capital Market under the symbol “SNGXW”.

In connection with the registered public offering, a warrant to purchase 33,400 shares of the Company’s common stock was issued to the representative of the underwriters of the offering. The warrant is exercisable at $3.95 per share of common stock underlying the warrant for a four-year period commencing one year from the effective date of the offering.

On November 3, 2017, 1,575,500 shares of common stock were issued at a purchase price of $2.00 per share and 982,000 shares of common stock were issued at a purchase price of $2.00 per share in a concurrent private placement. In connection with the concurrent registered public offering and the private placement, warrants to purchase 51,151 shares of the Company’s common stock were issued to the representatives of the underwriters of the offering. The warrants are exercisable at $2.50 per share of common stock underlying the warrants for a four-year period commencing six months from the effective date of the offering.

Warrant activity for the years ended December 31, 2017 and 2016 was as follows:

	Warrants	Weighted Average Exercise Price
Balance at December 31, 2015	492,614	$7.40
Granted	2,403,405	3.95
Exercised	(42,444)	0.80
Balance at December 31, 2016	2,853,575	$4.13
Granted	51,151	2.50
Exercised	(250,000)	0.80
Expired	(77,488)	5.58
Balance at December 31, 2017	2,577,238	$4.38

The remaining life, by grant date, for outstanding warrants at December 31, 2017 was:

Grant Date	Exercise Price	Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
6/25/2013	0.80	0.48	11,250	11,250
12/5/2013	20.50	0.93	500	500
12/24/2014	14.80	1.98	110,932	110,932
12/16/2016	3.95	3.96	2,403,405	2,403,405
11/3/2017	2.50	4.83	51,151	-
	Total	3.78	2,577,238	2,526,087